                           LETTER FROM THE PRESIDENT


Dear Shareholder:

    Following is Colonial Massachusetts Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade Massachusetts municipal bonds.

FUND PERFORMANCE (2/1/95 - 7/31/95)

                                           CLASS A   CLASS B
INCEPTION                                  4/10/87    6/8/92
------------------------------------------------------------
Distributions declared per share           $0.217     $0.188
------------------------------------------------------------
SEC yield on 7/31/95                        5.14%      4.65%
------------------------------------------------------------
Taxable-equivalent yield
on 7/31/95, based on the
maximum offering price                      9.67%      8.75%
------------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)                5.79%      5.40%
------------------------------------------------------------
Net asset value per share on 7/31/95        $7.60      $7.60
------------------------------------------------------------

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95
                         CLASS A              CLASS B
                      NAV       MOP        NAV       W/CDSC
1 YEAR               7.07%     1.99%      6.28%      1.28%
5 YEARS              8.08%     7.04%        -          -
SINCE INCEPTION      7.76%     7.12%      6.08%      5.21%


ECONOMIC/MARKET OVERVIEW

    Although tax reform discussions in Washington had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of Massachusetts municipal bonds. Also, the U.S. economy slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.

    The Massachusetts economy has slowed during 1995. New housing starts have declined, reflecting a national trend. Also, retail sales have remained flat, although this sector is still much stronger than during the worst part of the economic recession of the early 1990s. Despite the economic slowdown, virtually all sectors of the state's economy have been sources of new jobs. In fact, unemployment has declined from 6.0% to 5.6%, with the metropolitan Boston area being the biggest beneficiary of employment growth.

                                    [PHOTO]
                              John A. McNeice, Jr.
                                   President


INVESTMENT STRATEGY

    The Fund remained fully invested in a diverse selection of Massachusetts municipal bonds. On July 31, the Fund owned 172 individual issues in 20 public sectors. More than 90% of the securities in the portfolio were rated investment grade, with approximately 40% rated AAA, the highest quality rating available.

    We remain cautiously optimistic about Massachusetts's municipal bond market. While we will monitor the tax reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,


/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
September 13, 1995


    A portion of the Fund's income may be subject to the alternative minimum tax. The 30-day SEC yield on July 31, 1995, of 5.14% for Class A shares and 4.65% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.

    If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 5.06%, and the yield for Class B shares would have been 4.56%. Taxable-equivalent yields are based on the maximum 46.85% combined federal and Massachusetts personal income tax rate.

    Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or contingent deferred sales charges. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.

    Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO (UNAUDITED, IN THOUSANDS) JULY 31, 1995


MUNICIPAL BONDS - 98.8%                                    PAR           VALUE
------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 0.2%
Bay Transportation Authority,
 Certificate of Participation,
 Series 1988,
        7.750%       01/15/06.......................   $   250        $    285
Health and Educational Facilities,
 Independent Living Bonds,
 Series 1993-A,
        8.100%       07/01/18.......................       300             299
                                                                      --------
                                                                           584
------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
BUILDING CONSTRUCTION
State Industrial Finance Agency,
 Series 1987-G,
        7.875%       05/01/07.......................       100             102
------------------------------------------------------------------------------
EDUCATION - 17.8%
Health and Educational Facilities:
 Amherst College,
  Series E,
        6.800%       11/01/21.......................       500             526
 Bentley College,
  Series I,
        6.125%       07/17/17.......................     1,250           1,259
 Berkeley College of Music,
  Series C,
        6.875%       10/01/21.......................     1,000           1,064
 Boston College,
  Series K,
        5.250%       06/01/18.......................     6,000           5,385
        5.250%       06/01/23.......................     5,850           5,163
 Boston University, RIB
  Series 1991-L, (variable rate)
        9.183%       10/01/31.......................     1,000           1,091
Community Colleges Program,
  Series A,
        6.600%       10/01/22.......................     1,250           1,287
 Harvard University:
        6.250%       04/01/20.......................     9,250           9,620
  Series M,
        5.500%       12/01/15.......................     5,190           4,995
State College Building Authority,
  Series A,
        7.500%       05/01/14.......................     1,825           2,167
State Industrial Finance Agency:
 Babson College,
  Series 1992-A,
        6.375%       10/01/09.......................     1,000           1,044
 Concord Academy,
  Series 1991,
        6.900%       09/01/21.......................       400             428

 Emerson College,
  Series 1991-A,
        8.900%       01/01/18.......................       500             556
 Milton Academy,
        5.250%       09/01/19.......................     1,000             894
 Phillips Academy,
  Series 1993,
        5.375%       09/01/23.......................     1,200           1,104
Southeastern University:
        5.750%       05/01/16.......................     1,250           1,211
  Series 1986-A,
        7.800%       05/01/16.......................       650             682
Suffolk University:
  Series B:
        6.250%       07/01/12.......................     1,000           1,010
        6.350%       07/01/22.......................     1,000           1,004
Tufts University,
  Series 1988-D,
        7.700%       08/01/08.......................       400             438
University of Lowell Building
 Authority, Series 1987-A,
        7.600%       11/01/11.......................       200             219
University of Massachusetts,
 Building Authority:
  Series A,
        7.500%       05/01/11.......................       100             118
  Series 1986-A,
        7.500%       05/01/11.......................       500             518
  Series 1991 A,
        7.200%       05/01/04.......................       400             456
 Wellesley College,
        5.375%       07/01/19                            3,000           2,745
 Worcester Polytechnical Institute:
        6.625%       09/01/17.......................       500             515
        6.750%       09/01/11.......................       500             526
                                                                      --------
                                                                        46,025
------------------------------------------------------------------------------


GENERAL OBLIGATIONS - 13.3%
Andover,
 Lease Obligation Bonds,
 Andover Old Town Hall, Series 1989,
        7.700%       12/15/04.......................     1,255           1,388
Boston,
 Series 1992-A,
        6.500%       07/01/12.......................     1,340           1,410
Commonwealth of Puerto Rico:
 Series 1993,
        3.260%       07/01/08 (a)...................     1,000 (b)         339
 Series 1994,
        6.500%       07/01/2023.....................     5,000           5,225

See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                    PAR           VALUE
------------------------------------------------------------------------------
GENERAL OBLIGATIONS - CONT.
Dedicated Income Tax Bonds:
  Series 1990-A,
        7.250%       06/01/96.......................   $   500        $    514
  Fall River,
        7.200%       06/01/10.......................     1,250           1,359
  Leominster,
        7.500%       04/01/09.......................     1,075           1,231
  Lowell,
        8.400%       01/15/09.......................     1,000           1,150
  Mansfield,
        6.700%       01/15/11.......................     1,000           1,053
General Obligation Bonds,
 Consolidated Loan:
  Series 1990-B,
        7.000%       07/01/09.......................     4,385           4,977
  Series 1991-B,
        (c)          06/01/07.......................       450             240
  Series 1992-A,
        6.000%       06/01/13.......................     1,625           1,623
General Obligation Refunding Bonds:
  Series 1991-B,
        6.500%       08/01/11.......................     2,000           2,113
  Series 1991-C,
        6.500%       08/01/11.......................     1,250           1,320
  Series 1992-B,
        6.500%       08/01/08.......................     1,000           1,102
Groveland,
 Municipal Purpose Loan Bonds,
  Series 1991,
        6.900%       06/15/08.......................       250             272
Haverhill,
        8.200%       08/15/09.......................       935           1,037
Holyoke,
 School Project Loan,
        7.650%       08/01/09.......................       500             535

Nantucket,
 Series 1991,
        6.800%       12/01/11.......................     1,000           1,065
Nauset Regional School District:
 Series A:
        6.400%       06/15/09.......................       220             227
        6.400%       06/15/10.......................       220             227
 Series B:
        6.400%       09/15/09.......................       260             269
        6.400%       09/15/10.......................       260             268

Peabody:
        6.900%       08/01/07.......................       485             527
        6.950%       08/01/08.......................       500             544
Southern Berkshire Regional
 School District,
        6.800%       01/15/09.......................       250             258
        6.800%       01/15/10.......................       125             129
        6.800%       01/15/11.......................       210             217
        7.000%       04/15/11.......................       500             541
University of Lowell Building Authority,
 Series A,
        5.625%       11/01/14.......................     2,000           1,925
Weymouth,
 Series 1992:
        6.700%       06/15/09.......................       200             207
        6.700%       06/15/10.......................       200             207
        6.700%       06/15/11.......................       155             160
        6.700%       06/15/12.......................       140             145
Woburn,
 Series 1990,
        7.200%       04/01/04.......................       130             142
Worcester,
        6.900%       05/15/07.......................       415             455
                                                                      --------
                                                                        34,401
------------------------------------------------------------------------------
HEALTH - 19.9%
HOSPITALS - 15.6%
Boston,
 Boston City Hospital,
  Series B,
        5.750%       02/15/13.......................     2,000           1,927
Health and Educational Facilities Authority:
 Dana Farber Cancer Institute,
  Series G-1,
        5.500%       12/01/27.......................     6,000           5,063
 Massachusetts General Hospital,
  Series F,
        6.250%       07/01/20.......................     2,500           2,528
 Lahey Clinic Medical Center,
  Series B,
        5.375%       07/01/23.......................     5,100           4,622
 St. Elizabeth's Hospital of Boston,
  Series E,
        9.380%       08/15/21.......................     1,000           1,080
Hospital Revenue Bonds:
 Addison Hospital,
  Series 1993-C,
        5.750%       07/01/14.......................     2,000           1,773

See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                    PAR           VALUE
------------------------------------------------------------------------------
HEALTH - CONT.
HOSPITALS - CONT.
 Berkshire Health Systems,
  Series C,
        6.000%       10/01/20.......................   $ 1,000        $    863
 Beth Israel Hospital,
  Series D,
        7.800%       07/01/14.......................       250             269
 Beverly Hospital,
  Series D Lot 1,
        7.300%       07/01/13.......................     1,000           1,081
 Capital Asset Program,
  Series 1989-F,
        7.300%       10/01/18.......................       750             818
 Charlton Memorial Hospital,
  Series B:
        7.250%       07/01/07.......................       500             541
        7.250%       07/01/13.......................       500             519
 Children's Hospital,
  Series E:
        5.500%       10/01/19.......................     3,500           3,220
        6.200%       10/01/16.......................     2,000           2,013
 Cooley Hospital,
  Series A,
        7.125%       11/15/18.......................     1,955           1,843
 Dana-Farber Cancer Institute:
  Series 1985,C,D &E,
        6.650%       12/01/15.......................       250             252
  Series 1992-F
        6.000%       12/01/15.......................     1,000           1,000
 Holyoke Hospital,
  Series B,
        6.000%       07/01/23.......................     2,000           1,953
        6.500%       07/01/15.......................     1,500           1,440
 Lowell General Hospital,
  Series 1991-A,
        8.400%       06/01/11.......................       500             552
 Medical Center of Central Massachusetts,
  Series A,
        7.000%       07/01/12.......................     1,000           1,026
 Quincy Hospital,
  Series 1993-A,
        5.250%       01/15/16.......................     2,000           1,813
 Spaulding Rehabilitation Hospital,
  Series A,
        7.625%       07/01/21.......................       400             428
 University Hospital Issue,
  Series C,
        7.250%       07/01/19.......................     1,000           1,096
 Valley Health Systems,
  Series C,
        5.750%       07/01/18.......................     2,000           1,908
State Industrial Finance Agency,
 Harvard Community Health Plan,
 Series B,
        8.125%       10/01/17.......................       640             690
                                                                      --------
                                                                        40,318
                                                                      --------
NURSING HOMES - 4.3%
Boston,
 St. Joseph Nursing Care Center, Inc.
       10.000%       01/01/20.......................       500             551
Health and Educational Facilities:
 Family Housing Authority
  Insured Project, Series A,
        7.700%       11/01/31.......................       995           1,066
 First Mortgage Revenue Bonds,
  Fairview Extended Care Service, Series A,
       10.250%       01/01/21.......................       500             564
State Industrial Finance Agency:
 American Health Foundation Inc.,
  Series 1989,
       10.125%       03/01/19.......................     1,805           1,891
 Belmont Home Project,
        9.270%       01/01/25.......................     2,000           2,073
 GF/Massachusetts Inc.,
  Series 1994,
        8.300%       07/01/23.......................     2,500           2,384
 Mary Ann Morse Nursing Home,
  Series 1991-I,
       10.000%       01/01/21.......................       925           1,181
 Seacoast Nursing Home,
  Series 1991,
        9.625%       12/01/21.......................     1,260           1,380
                                                                      --------
                                                                        11,090
------------------------------------------------------------------------------
HOUSING - 8.7%
MULTI-FAMILY - 5.3%
Boston-Mount Pleasant,
 Multi-family Housing Development,
 Section 8 Assisted, Series A,
        6.750%       08/01/23.......................     1,700           1,732
Framingham Housing Authority Revenue,
 Beaver Terrace Apartments,
  Series 1991-A,
        6.600%       08/20/16.......................       655             657
Health and Educational Facilities,
 Finance Authority,
 Series A,
        6.100%       06/01/26.......................     2,340           2,246


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                    PAR           VALUE
------------------------------------------------------------------------------
HOUSING - CONT.
MULTI-FAMILY - CONT.
State Housing Finance Agency:
        6.750%       07/01/28.......................   $ 4,500       $   4,556
        7.600%       12/01/16.......................       705             745
 Series 1989-A:
        8.200%       08/01/15.......................       245             251
        8.200%       08/01/27.......................       330             347
 Series 1990-A,
        8.150%       02/01/29.......................       135             144
 Series 1992-C,
        6.875%       11/15/11.......................     3,000           3,128
                                                                      --------
                                                                        13,806
                                                                      --------
SINGLE-FAMILY - 3.4%
State Housing Finance Agency:
  Series 1988-A,
        8.400%       08/01/21.......................     1,210           1,243
        8.700%       05/15/14.......................       235             268
  Series A,
        9.000%       12/01/18.......................       215             225
  Series B:
        8.100%       08/01/23.......................       455             473
        8.500%       08/01/20.......................        10              10
  Series 3,
        7.875%       06/01/14.......................       400             418
  Series 4,
        7.375%       06/01/14.......................       725             747
  Series 5,
        8.375%       06/01/15.......................       500             524
  Series 6,
        8.100%       12/01/14.......................       495             520
  Series 7,
        8.100%       06/01/20.......................       430             449
  Series 8,
        7.700%       06/01/17.......................       575             607
  Series 9,
        8.100%       12/01/21.......................       500             524
  Series 12,
        7.600%       12/01/13.......................       250             260
  Series 13,
        7.950%       06/01/23.......................     1,490           1,563
  Series 18,
        7.350%       12/01/16.......................     1,000           1,057
                                                                      --------
                                                                         8,888
------------------------------------------------------------------------------
PUBLIC ADMINISTRATION - 0.4%
JUSTICE & PUBLIC ORDER
Plymouth County,
 Certificate of Participation,
 Plymouth Correctional Facility, Series A,
        7.000%       04/01/22.......................     1,000           1,058
------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 1.5%
Commonwealth of Puerto Rico
 Public Buildings Authority,
  Series M,
        3.750%       07/01/16.......................     2,000           1,778
Convention Center Authority,
 Boston Common Parking Garage Bonds,
  Series 1993-A,
        5.375%       09/01/13.......................     2,000           1,908
Virgin Islands Public Finance
 Authority, Series 1992-A,
        7.000%       10/01/02.......................       250             266
                                                                      --------
                                                                         3,952
------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 3.3%
TURNPIKE/TOLL ROAD/BRIDGE
Commonwealth of Puerto Rico
 Highway & Transportation Authority:
        3.515%       07/01/09 (a)...................       330 (b)         114
        5.500%       07/01/09.......................       660             647
State Industrial Finance Agency,
  Series 1990,
        9.000%       10/01/20.......................       490             534
State Turnpike Authority:
  Series 1993-A:
        5.000%       01/01/20.......................     6,000           5,168
        5.125%       01/01/23.......................     2,500           2,178
                                                                      --------
                                                                         8,641
------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION(d) - 5.2%
Bay Transportation Authority,
 General Transportation System Bond,
  Series 1990-B,
        7.875%       03/01/21.......................     4,000           4,710
Boston,
 Water and Sewer Commission,
 General Revenue Bonds,  Series 1991-A,
        7.000%       11/01/18.......................     2,700           3,098
Health and Educational Facilities:
 Daughters of Charity,
  Carney Hospital, Series C,
        7.750%       07/01/14.......................       500             581
 Framingham Union Hospital,
  Series B,
        8.500%       07/01/20.......................     1,000           1,191
 Mount Auburn Hospital,
  Series 1988-A,
        7.875%       07/01/18.......................       250             279
 St. John's Hospital,
  Series 1990-B,
        8.375%       12/01/20.......................       500             601


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                    PAR           VALUE
------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION - CONT.
 Winchester Hospital,
  Series C,
        7.550%       07/01/11.......................   $   500        $    583
Lynn,
 General Obligation Bonds,
        7.850%       01/15/11.......................     1,000           1,206
Palmer,
 Series 1990-B,
        7.700%       10/01/10.......................     1,000           1,166
                                                                      --------
                                                                        13,415
------------------------------------------------------------------------------
RETAIL TRADE - 0.7%
APPAREL & ACCESSORY STORES
State Industrial Finance Agency,
 House of Bianchi, Inc.,
        8.750%       06/01/18.......................     1,760           1,824
------------------------------------------------------------------------------
SOLID WASTE - 1.3%
LANDFILL - 0.9%
State Industrial Finance Agency,
 Peabody Monofill Associates, Inc., Project,
        9.000%       09/01/05.......................     2,300           2,424
                                                                      --------
MISCELLANEOUS DISPOSAL - 0.2%
Boston,
 Industrial Development Financing,
 Solid Waste Disposal,
       10.500%       01/01/11.......................       500             564
                                                                      --------
RESOURCE RECOVERY - 0.2%
Agawam, Springfield Resource
 Recovery Project,
        8.500%       12/01/08.......................       500             533
------------------------------------------------------------------------------
TRANSPORTATION - 10.5%
Bay Transportation Authority,
 Series A:
        7.000%       03/01/10.......................     5,000           5,644
        7.000%       03/01/21.......................     1,500           1,710
 Series B:
        5.500%       03/01/21.......................    10,000           9,269
General Transportation System Bonds:
 Series 1992-A,
        6.200%       03/01/16.......................     3,700           3,834
 Series 1994-A,
        7.000%       03/01/14.......................     1,250           1,412
State Port Authority:
        5.000%       07/01/18.......................     5,000           4,256
 Series B,
        6.000%       07/01/23.......................     1,000             980
                                                                      --------
                                                                        27,105
------------------------------------------------------------------------------
UTILITY - 6.0%
JOINT POWER AUTHORITY - 4.2%
Municipal Wholesale Electric,
 Power Supply System:
  Series A,
        5.000%       07/01/17.......................     5,000           4,356
  Series 1992 C,
        6.625%       07/01/10.......................     1,435           1,485
  Series 1994 A,
        5.447%       07/01/16.......................     4,000           3,150
  Series 1994-B,
        5.000%       07/01/17.......................     2,000           1,742
                                                                      --------
                                                                        10,733
                                                                      --------
MUNICIPAL ELECTRIC - 1.8%
Commonwealth of Puerto Rico,
 Electric Power Authority, Series T,
        5.500%       07/01/20.......................     5,000           4,556
------------------------------------------------------------------------------
WATER & SEWER - 9.9%
Amherst,
        6.500%       01/15/12.......................       695             726
Boston,
 Water and Sewer Commission:
  Series A,
        5.250%       11/01/19.......................     4,750           4,239
  Series 1992-A,
        5.750%       11/01/13.......................     1,000             972
State Industrial Finance Agency,
 Environmental Service Project,
  Series 1994-A,
        8.750%       11/01/21.......................     3,000           3,041
State Water Resources Authority:
 Series B,
        5.500%       03/01/17.......................     1,000             933
 Series C:
        5.250%       12/01/15.......................     1,000             916
        5.250%       12/01/20.......................     5,025           4,409
 Series 1992-A,
        6.500%       07/15/09.......................     2,000           2,155
 Series 1992-B
        5.500%       11/01/15.......................     5,000           4,619
 Series 1993-A,
        5.450%       02/01/13.......................     1,250           1,180
 Series 1993-C,
        5.250%       12/01/15.......................     2,750           2,475
                                                                      --------
                                                                        25,665
------------------------------------------------------------------------------
Total investments (cost $242,417) (e)                                  255,684
------------------------------------------------------------------------------

See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                    PAR           VALUE
------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (F)
IA Des Moines Methodist Hospital,
        3.850%       08/01/15.......................   $ 1,000        $  1,000
IL Uhlich Children's Home,
        3.850%       04/01/07.......................       100             100
------------------------------------------------------------------------------
Total short-term obligations                                             1,100
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.8%                                   2,133
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $258,917
------------------------------------------------------------------------------

Notes to investment portfolio:
(a) These securities are variable rate instruments; on July 1, 1998 they will change to fixed rate instruments. Interest income is accrued daily on the notional amount at the applicable interest rates.
(b)  Notional amount.
(c)  Zero coupon bond.
(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(e)  Cost for federal income tax purposes is approximately the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1995.

Acronym                           Name
-------                           ----
  RIB                    Residual Interest Bonds



See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
--------------------------------------------------------------------------------
ASSETS
Investments at value (cost $242,417).............................    $255,684
Short-term investments...........................................       1,100
                                                                     --------
                                                                      256,784
Receivable for:
   Interest.....................................     $  3,532
   Fund shares sold.............................          187
   Expense reimbursement
    from adviser................................            2
Other...........................................           24           3,745
                                                     --------        --------
         Total assets............................................     260,529

LIABILITIES
Payable for:
   Distributions................................        1,158
   Fund shares repurchased......................          426
Accrued:
   Deferred Trustees fees.......................            2
Other...........................................           26
                                                     --------
         Total liabilities.......................................       1,612
                                                                     --------

NET ASSETS.......................................................    $258,917
                                                                     ========
Net asset value & redemption price per share -
    Class A ($200,424/26,381)....................................      $ 7.60
                                                                     ========
Maximum offering price per share - Class A
   ($7.60/0.9525)................................................      $ 7.98(a)
                                                                     ========
Net asset value & offering price per share -
    Class B ($58,493/7,699)......................................      $ 7.60(b)
                                                                     ========
COMPOSITION OF NET ASSETS
   Capital paid in...............................................    $252,842
   Overdistributed net investment income.........................         (34)
   Accumulated net realized loss.................................      (7,158)
   Net unrealized appreciation...................................      13,267
                                                                     --------
                                                                     $258,917
                                                                     ========

STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest.........................................................    $  8,378

Expenses
Management fee..................................     $    701
Service fee.....................................          157
Distribution fee - Class B......................          215
Transfer agent..................................          204
Bookkeeping fee.................................           50
Trustees fees...................................           10
Custodian fee...................................           11
Audit fee.......................................           17
Legal fee.......................................            3
Registration fees...............................           15
Reports to shareholders.........................            4
Other...........................................           13
                                                     --------
                                                        1,400
Fees waived by the adviser......................         (118)          1,282
                                                     --------        --------
        Net investment income....................................       7,096
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments...................................          940
  Closed futures contracts......................       (3,519)
                                                     --------
     Net realized loss...........................................      (2,579)
Net unrealized appreciation
   during the period on:
  Investments...................................        8,821
  Open futures contracts........................          948
                                                     --------
     Net unrealized appreciation.................................       9,769
                                                                     --------
        Net gain.................................................       7,190
                                                                     --------
Net increase in net assets from
   operations....................................................    $ 14,286
                                                                     ========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 (unaudited)
                                                                                                 Six months
                                                                                                   ended          Year ended
                                                                                                   July 31        January 31
                                                                                                 ----------       ----------
                                                                                                    1995             1995
                                                                                                 ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income.......................................................................  $  7,096         $ 14,749
   Net realized loss...........................................................................    (2,579)          (2,999)
   Net unrealized appreciation (depreciation)..................................................     9,769          (22,859)
                                                                                                 --------         --------
         Net increase (decrease) from operations...............................................    14,286          (11,109)

Distributions
   From net investment income - Class A........................................................    (5,723)         (12,074)
   In excess of net investment income - Class A................................................       (27)          ---
   From net investment income - Class B........................................................    (1,407)          (2,748)
   In excess of net investment income - Class B................................................        (7)          ---
                                                                                                 --------         --------
                                                                                                    7,122          (25,931)
Fund share transactions                                                                          --------         --------
   Receipts for shares sold - Class A..........................................................    12,250           23,448
   Value of distributions reinvested - Class A.................................................     3,080            6,522
   Cost of shares repurchased - Class A........................................................   (13,789)         (41,484)
                                                                                                 --------         --------
                                                                                                    1,541          (11,514)
                                                                                                 --------         --------
   Receipts for shares sold - Class B..........................................................     5,588           13,955
   Value of distributions reinvested - Class B.................................................       808            1,534
   Cost of shares repurchased - Class B........................................................    (3,418)          (8,223)
                                                                                                 --------         --------
                                                                                                    2,978            7,266
                                                                                                 --------         --------
         Net increase (decrease) from Fund share transactions..................................     4,519           (4,248)
                                                                                                 --------         --------
               Total increase (decrease) ......................................................    11,641          (30,179)
NET ASSETS
   Beginning of period.........................................................................   247,276          277,455
                                                                                                 --------         --------
   End of period (net of overdistributed and including undistributed
    net investment income of $34 and $31, respectively)........................................  $258,917         $247,276
                                                                                                 ========         ========
NUMBER OF FUND SHARES
   Sold - Class A..............................................................................     1,609            3,110
   Issued for distributions reinvested - Class A...............................................       404              872
   Repurchased - Class A.......................................................................    (1,807)          (5,556)
                                                                                                 --------         --------
                                                                                                      206           (1,574)
                                                                                                 --------         --------
   Sold - Class B..............................................................................       733            1,841
   Issued for distributions reinvested - Class B...............................................       106              205
   Repurchased - Class B.......................................................................      (448)          (1,111)
                                                                                                 --------         --------
                                                                                                      391              935
                                                                                                 --------         --------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
     In the opinion of management of Colonial Massachusetts Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES
     The Trust is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
     Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
     Security transactions are accounted for on the date the securities are purchased or sold.
     Cost is determined and gains and losses are based upon the specific identification method for both financial statements and federal income tax purposes.
     The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND
  FINANCIAL HIGHLIGHTS
     All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
     Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
     The Fund declares and records distributions daily and pays monthly.
     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
     Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of Trust V as follows:

Average Net Assets              Annual Fee Rate
------------------              ---------------
First $1 billion                     0.55%
Next $1 billion                      0.50%
Over $2 billion                      0.45%

--------------------------------------------------------------------------------
BOOKKEEPING FEE
     The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
     Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
     Colonial Investment Services, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $26,080 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $91,998 on Class B share redemptions.
     The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

              Valuation of shares              Annual
          outstanding on the 20th of            Fee
        each month which were issued            Rate
--------------------------------------------   ------
Prior to November 30, 1994..................   0.10%
On or after December 1, 1994................   0.25%

     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.
--------------------------------------------------------------------------------
EXPENSE LIMITS
     The Adviser has agreed, until further notice to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.70% annually of the Fund's average net assets.
     Effective August 1, 1995, and until further notice, the expense limit changed to 0.75% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
     The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
--------------------------------------------------------------------------------

NOTE 4.  PORTFOLIO INFORMATION
     During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $27,976,969, and $26,971,984, respectively.

     Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation............ $14,258,476
Gross unrealized depreciation............    (991,827)
                                          -----------
     Net unrealized appreciation......... $13,266,649
                                          ===========

--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS
     At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Year of          Capital loss
          expiration         carryforward
          ----------         ------------
          2002............    $  174,000
          2003............     1,749,000
                              ----------
                              $1,923,000
                              ==========

     Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
     To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
     On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 22,097,726 voted for the new Management Agreement, 241,013 voted against and 1,061,743 abstained. Of the shares of beneficial interest outstanding that abstained, 33,556 represented broker non-votes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
-----------------------------------------------------------------------------------------------------------------------------------

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED                                     YEAR ENDED
                                                            JULY 31                                    JANUARY 31
                                                    -----------------------           ---------------------------------------------
                                                              1995                            1995                      1994
                                                    -----------------------           --------------------       ------------------
                                                    CLASS A         CLASS B           CLASS A      CLASS B       CLASS A    CLASS B
                                                    -------         -------           -------      -------       -------    -------
Net asset value - Beginning of period...........    $7.390          $7.390            $8.130       $8.130        $7.700     $7.700
Income (loss) from investment operations:         --------         -------          --------      -------      --------    -------
 Net investment income (a)......................     0.217           0.188             0.444        0.388         0.453      0.395
 Net realized and unrealized
   gain (loss) on investments...................     0.210           0.210            (0.738)      (0.738)        0.439      0.439
Income (loss) from investment operations:         --------         -------          --------      -------      --------    -------
 Total from investment operations...............     0.427           0.398            (0.294)      (0.350)        0.892      0.834
Income (loss) from investment operations:         --------         -------          --------      -------      --------    -------
Less distributions declared to shareholders:
 From net investment income.....................    (0.216)         (0.187)           (0.446)      (0.390)       (0.462)    (0.404)
   In excess of net investment income...........    (0.001)         (0.001)             ---          ---           ---        ---
Income (loss) from investment operations:         --------         -------          --------      -------      --------    -------
   Total distribution declared to shareholders..    (0.217)         (0.188)           (0.446)      (0.390)       (0.462)    (0.404)
Income (loss) from investment operations:         --------         -------          --------      -------      --------    -------
Net asset value - End of period.................    $7.600          $7.600            $7.390       $7.390        $8.130     $8.130
                                                  ========         =======          ========      =======      ========    =======
Income (loss) from investment operations:
Total return (b)(c).............................      5.79%(d)        5.40%(d)         (3.49)%      (4.21)%       11.86%     11.05%
                                                  ========         =======          ========      =======      ========    =======
Income (loss) from investment operations:
Ratios to average net assets:
 Expenses.......................................      0.82%(e)(f)     1.57%(e)(f)       0.72%(e)     1.47%(e)      0.64%      1.39%
 Net investment income..........................      5.63%(f)        4.88%(f)          5.93%        5.18%         5.68%      4.93%
 Fees and expenses waived
 or borne by the adviser........................      0.09%(f)        0.09%(f)          0.12%        0.12%         0.21%      0.21%
Portfolio turnover..............................        21%(f)          21%(f)            58%          58%            7%         7%
Net assets at end of period
 (000)..........................................  $200,424         $58,493          $193,303      $53,973      $225,636    $51,819

(a) Net of fees and expenses waived or
     borne by the Adviser which
     amounted to.................................   $0.004          $0.004            $0.009       $0.009        $0.016     $0.016
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(d) Not annualized.
(e) Includes the service fee of 0.12% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.
(f) Annualized.

FINANCIAL HIGHLIGHTS - CONTINUED
Selected data for a share of each class outstanding throughout each period are as follows:
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED JANUARY 31
                                               -----------------------------------------------------------------------
                                                           1993                           1992                  1991
                                               ---------------------------               -------               -------
                                               CLASS A             CLASS B(b)            CLASS A               CLASS A
                                               -------             ----------            -------               -------
Net Financial Highlights - continued
  of period.................................    $7.420              $7.450                $7.120                $7.080
                                              --------             -------              --------               -------
Income from investment
  operations
  Net investment income (a).................     0.481               0.272                 0.505                 0.523
  Net realized and unrealized
    gain on investments.....................     0.301               0.275                 0.295                 0.041
                                              --------             -------              --------               -------
  Total from investment
    operations..............................     0.782               0.547                 0.800                 0.564
                                              --------             -------              --------               -------
Less distributions declared
  to shareholders:
  From net investment income................    (0.479)             (0.274)               (0.500)               (0.524)
  From net realized gains...................    (0.002)             (0.002)                  --                    --
  In excess of net realized gains...........    (0.021)             (0.021)                  --                    --
                                              --------             -------              --------               -------
  Total distributions
    declared to shareholders................    (0.502)             (0.297)               (0.500)               (0.524)
                                              --------             -------              --------               -------
Net asset value - End of period.............    $7.700              $7.700                $7.420                $7.120
                                              ========             =======              ========               =======
Total return (c)(d).........................     10.87%               1.11%(e)             11.61%                 8.31%
                                              ========             =======              ========               =======
Ratios to average net assets:
  Expenses..................................      0.54%               1.29%(f)              0.46%                 0.30%
  Net investment income.....................      6.38%               5.63%(f)              6.89%                 7.34%
  Fees and expenses waived
  or borne by adviser.......................      0.33%               0.33%                 0.43%                 0.65%
Portfolio turnover..........................         7%                  7%                   14%                   30%
Net assets at end of period(000)............  $186,526             $17,282              $145,957               $85,301

(a) Net of fees and expenses waived or
    borne by the adviser which
    amounted to.............................    $0.025              $0.016                $0.032                $0.046
(b) Class B shares were initially offered on June 8, 1992.  Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(e) Not annualized.
(f) Annualized.

ABOUT OUR COVER...

[GRAPHIC]

The symbol on the cover of this Report represents the Fund's primary investment focus on municipal bonds.

--------------------------------------------------------------------------------

Colonial Massachusetts Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


SHAREHOLDER SERVICES AND TRANSFER AGENT

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

This report has been prepared for shareholders of Colonial Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[LOGO]
COLONIAL
MUTUAL FUNDS


[GRAPHIC]


COLONIAL
MASSACHUSETTS
TAX-EXEMPT FUND

------------------------------------

SEMIANNUAL REPORT
JULY 31, 1995


[LOGO]
COLONIAL
MUTUAL FUNDS



[LOGO] Printed on recycled paper

COLONIAL INVESTMENT SERVICES, INC. (C)1995
One Financial Center, Boston, Massachusetts 02111-2621
MA-03/192B-0795